CASH AND CASH EQUIVALENTS (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 101	¥ 727	$ 430	¥ 3,082	¥ 8,779	¥ 4,753
RMB [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	78	556		1,469
US [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	5	39		1,366
HK [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 18	¥ 132		¥ 247